Schedule of Investments (unaudited)	iShares® Core Conservative Allocation ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 17.2%
iShares Core S&P 500 ETF(a)	383,406	$158,561,386
iShares Core S&P Mid-Cap ETF(a)	38,637	9,631,045
iShares Core S&P Small-Cap ETF(a)	41,658	4,141,638
		172,334,069
Domestic Fixed Income — 59.9%
iShares Core Total USD Bond Market ETF(a)	12,598,856	600,083,511

International Equity — 12.2%
iShares Core MSCI Emerging Markets ETF(a)	599,536	31,325,756
iShares Core MSCI International Developed Markets ETF(a)	1,531,623	90,871,193
		122,196,949
International Fixed Income — 10.6%
iShares Core International Aggregate Bond ETF(a)	2,078,622	105,864,218

Total Investment Companies — 99.9%
(Cost: $1,066,697,816)		1,000,478,747
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	1,451,000	$1,451,000

Total Short-Term Investments — 0.2%
(Cost: $1,451,000)		1,451,000

Total Investments in Securities — 100.1%
(Cost: $1,068,148,816)		1,001,929,747

Other Assets, Less Liabilities — (0.1)%		(536,112)

Net Assets — 100.0%		$1,001,393,635

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,661,000	$—	$(210,000	)(a)	$—	$—	$1,451,000	1,451,000	$707	$—
iShares Core International Aggregate Bond ETF	98,849,025	49,733,690	(32,423,676)		11,751	(10,306,572)	105,864,218	2,078,622	1,211,592	57,140
iShares Core MSCI Emerging Markets ETF	30,584,348	15,439,999	(8,769,068)		1,431,889	(7,361,412)	31,325,756	599,536	733,265	—
iShares Core MSCI International Developed Markets ETF	91,596,469	42,079,873	(30,185,872)		3,402,501	(16,021,778)	90,871,193	1,531,623	1,688,069	—
iShares Core S&P 500 ETF	149,235,706	72,198,534	(52,933,015)		16,935,568	(26,875,407)	158,561,386	383,406	1,699,527	—
iShares Core S&P Mid-Cap ETF	9,385,099	4,456,082	(3,467,218)		957,066	(1,699,984)	9,631,045	38,637	104,495	—
iShares Core S&P Small-Cap ETF	4,276,875	1,968,040	(1,662,521)		408,377	(849,133)	4,141,638	41,658	57,125	—
iShares Core Total USD Bond Market ETF	559,809,278	283,126,748	(165,626,986)		(728,175)	(76,497,354)	600,083,511	12,598,856	7,797,188	—
					$22,418,977	$(139,611,640)	$1,001,929,747		$13,291,968	$57,140

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Core Conservative Allocation ETF
April 30, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,000,478,747	$—	$—	$1,000,478,747
Money Market Funds	1,451,000	—	—	1,451,000
	$1,001,929,747	$—	$—	$1,001,929,747

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